Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of unrecognized income tax benefits
Unrecognized tax benefits balance at beginning of year	$ 49	$ 46	$ 42
Additions for tax positions of current year	8	8	6
Additions for tax positions of prior years	0	2	1
Reductions for tax positions of prior years	(7)	(1)	(1)
Reductions for settlements of tax positions	(1)	0	0
Reductions for lapses in statutes of limitations	0	(6)	(2)
Unrecognized tax benefits balance at end of year	$ 49	$ 49	$ 46